Other non-current liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Other Liabilities Disclosure [Abstract]
Other non-current liabilities
Other non-current liabilities

(In millions of U.S. dollars)	December 31, 2017	December 31, 2016
Deferred revenue	3.0	10.3
Derivative financial instruments (1)	—	1.1
Non-current tax liabilities	6.7	6.7
Other	0.1	0.1
Total non-current liabilities (2)	9.8	18.2

(1)
Derivative financial instruments consist of unrealized losses on interest rate swaps. On filing for Chapter 11, an event of default under each of our derivative agreements was triggered, resulting in the termination of the derivative financial instruments on September 13, 2017. As a result, the outstanding derivative balance was held at the counterparty claimed value within "Liabilities subject to compromise" on the Consolidated Balance Sheet as at December 31, 2017. Additional disclosure has been provided in Note 22 "Risk management and financial instruments.

(2)
Balances held as at December 31, 2017 exclude liabilities that are subject to compromise, which have been reclassified to a separate line within the Consolidated Balance Sheet. This represents our estimate of known or potential pre-petition claims to be resolved in connection with the Chapter 11 proceedings. Refer to Note 1 "General Information".